UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21032

CREDIT SUISSE SHORT DURATION BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1:                                  Schedule of Investments

Credit Suisse Short Duration Bond Fund

Schedule of Investments

September 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (37.3%)
Automobile Manufacturers (1.0%)
$375	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB, Baa1)	03/15/11	5.875	$375,856
Banks (0.6%)
250	HSBC Bank USA, Series BKNT, Global Senior Notes#	(AA, Aa2)	09/21/07	5.460	250,335
Diversified Financials (10.4%)
100	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	109,000
500	Countrywide Financial Corp., Series MTNA, Global Company Guaranteed Notes#	(A, A3)	12/05/06	5.471	500,063
345	Countrywide Home Loans, Inc., Series MTN, Global Notes	(A, A3)	09/15/09	4.125	334,445
250	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	246,317
525	General Electric Capital Corp., Series MTNA, Global Notes#	(AAA, Aaa)	07/28/08	5.600	526,282
400	General Electric Capital Corp., Series MTNA, Global Notes#	(AAA, Aaa)	12/15/09	5.510	401,478
325	Goldman Sachs Group, Inc., Global Notes	(A+, Aa3)	06/15/10	4.500	317,832
275	JPMorgan Chase & Co., Global Notes	(A+, Aa3)	03/15/09	3.500	264,909
500	Morgan Stanley, Global Bonds	(A+, Aa3)	04/01/07	5.800	500,892
535	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	02/22/11	6.000	534,856
250	Residential Capital Corp., Global Senior Notes#	(BBB-, Baa3)	04/17/09	6.607	251,956
					3,988,030
Electric (7.3%)
1,200	Dominion Resources, Inc., Series G, Senior Notes	(BBB+, Baa2)	11/15/06	3.660	1,197,471
720	DTE Energy Co., Senior Unsecured Notes	(BBB-, Baa2)	08/16/07	5.630	720,806
375	FPL Group Capital, Inc., Notes	(A-, A2)	02/16/07	4.086	373,225
500	Public Service Company of New Mexico, Senior Notes	(BBB, Baa2)	09/15/08	4.400	490,402
					2,781,904
Environmental Control (0.5%)
200	Waste Management, Inc., Senior Notes	(BBB, Baa3)	11/15/08	6.500	204,888
Food (0.3%)
100	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB, Ba2)	10/15/09	8.000	105,000
Healthcare Services (0.5%)
200	Caremark Rx, Inc., Senior Notes	(BBB-, Baa3)	10/01/06	7.375	200,000
Insurance (3.2%)
300	American International Group, Inc., Global Notes	(AA, Aa2)	05/15/08	2.875	289,706
635	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes#	(AAA, Aaa)	01/11/08	5.560	636,065
295	Prudential Financial, Inc., Senior Notes+	(A, A3)	11/15/06	4.104	294,620
					1,220,391
Lodging (0.8%)
100	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	102,750
200	MGM Mirage, Inc., Company Guaranteed Notes	(B+, B1)	06/01/07	9.750	205,750
					308,500
Machinery-Diversified (0.3%)
130	Case New Holland, Inc., Global Company Guaranteed Notes	(BB, Ba3)	06/01/09	6.000	128,862
Media (4.8%)
500	Clear Channel Communications, Inc., Senior Notes	(BBB-, Baa3)	02/01/07	3.125	495,995
500	Comcast Cable Communications, Inc., Notes	(BBB+, Baa2)	11/15/08	6.200	510,034
500	Cox Communications, Inc., Class A	(BBB-, Baa3)	10/01/08	3.875	484,828
100	CSC Holdings, Inc., Senior Notes	(B+, B2)	07/15/08	7.250	101,500
125	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.62)	(B-, B1)	12/15/11	9.250	131,406
100	Sinclair Broadcast Group, Inc., Series A, Global Company Guaranteed Notes (Callable 03/15/07 @ $104.00)	(B, Ba3)	03/15/12	8.000	101,875
					1,825,638

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil & Gas (2.7%)
$500	Pemex Project Funding Master Trust, Company Guaranteed Notes	(BBB, Baa1)	06/01/07	9.000	$511,750
500	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes‡#	(BBB, Baa1)	06/15/10	6.690	512,250
					1,024,000
Savings & Loans (0.8%)
300	Washington Mutual, Inc., Global Notes	(A-, A3)	01/15/10	4.200	290,695

Telecommunications (4.1%)
230	Cingular Wireless LLC, Global Senior Notes	(A, Baa1)	12/15/06	5.625	230,017
400	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB+, Baa3)	05/01/09	6.375	409,894
485	Verizon Global Funding Corp., Global Notes	(A, A3)	06/15/07	6.125	487,413
430	Verizon Global Funding Corp., Global Senior Unsecured Notes	(A, A3)	01/15/08	4.000	423,274
					1,550,598
TOTAL CORPORATE BONDS (Cost $14,288,339)					14,254,697

ASSET BACKED SECURITIES (25.8%)
475	Accredited Mortgage Loan Trust, Series 2003-1, Class A1#	(AAA, Aaa)	06/25/33	3.580	453,590
1,428	Accredited Mortgage Loan Trust, Series 2004-3, Class 1A3	(AAA, Aaa)	10/25/34	3.920	1,413,037
36	Ameriquest Finance NIM Trust, Series 2002-N4A#	(NR, NR)	09/25/32	10.330	7,257
1,000	Argent Securities, Inc., Series 2004-W8, Class A2#	(AAA, Aaa)	05/25/34	5.810	1,002,813
230	Asset Backed Funding Certificates, Series 2003-AHL1, Class A1	(AAA, Aaa)	03/25/33	3.684	224,577
76	Asset Backed Funding Certificates, Series 2005-HE2, Class A2A#	(AAA, Aaa)	06/25/35	5.440	75,801
527	Caterpillar Financial Asset Trust, Series 2004-A, Class A3#	(AAA, Aaa)	01/26/09	3.130	520,681
765	Chase Funding Mortgage Loan, Series 2003-6, Class 1A4#	(AAA, Aaa)	08/25/30	4.499	726,033
370	Equity One ABS, Inc., Series 2003-3, Class AF4	(AAA, Aaa)	12/25/33	4.995	366,151
765	Equity One ABS, Inc., Series 2004-2, Class AF4	(AAA, Aaa)	07/25/34	4.624	758,426
64	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7#	(AAA, Aaa)	06/25/28	6.465	64,725
22	GE Capital Mortgage Services, Inc., Series 1999-HE2, Class A5	(AAA, Aaa)	03/25/29	7.510	21,854
1,155	Harley-Davidson Motorcycle Trust, Series 2004-2, Class A2#	(AAA, Aaa)	02/15/12	3.560	1,129,374
87	IMC Home Equity Loan Trust, Series 1997-5, Class A10#	(AAA, Aaa)	11/20/28	6.880	86,860
115	Indymac Home Equity Loan Asset Backed Trust, Series 2000-C, Class AF6	(AAA, Aaa)	02/25/30	7.340	115,027
99	Mellon Residential Funding Corp., Series 1998-TBC1, Class A3#	(AAA, Aaa)	10/25/28	6.991	98,660
185	New Century Home Equity Loan Trust, Series 2003-5, Class AI3#	(AAA, Aaa)	11/25/33	3.560	184,408
785	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF2	(AAA, Aaa)	07/25/35	4.332	775,310
29	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4#	(AAA, Aaa)	10/25/31	6.790	28,927
720	Residential Asset Mortgage Products, Inc., Series 2003-RS3, Class AI4	(AAA, Aaa)	04/25/33	5.670	715,275
1,085	Whole Auto Loan Trust, Series 2003-1, Class A4#	(AAA, Aaa)	03/15/10	2.580	1,077,943
TOTAL ASSET BACKED SECURITIES (Cost $10,022,179)					9,846,729

MORTGAGE BACKED SECURITIES (37.1%)
1,010	Bank of America Commercial Mortgage, Inc., Series 2005-2, Class A2‡‡	(AAA, Aaa)	07/10/43	4.247	997,034
526	Bank of America Funding Corp., Series 2006-E, Class 2A1#‡‡	(AAA, Aaa)	06/20/36	5.883	529,793
457	Bank of America Mortgage Securities, Series 2006-A, Class 2A1#‡‡	(AAA, Aaa)	02/25/36	5.431	455,812
629	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A1‡‡	(AAA, Aaa)	11/11/35	3.970	614,663
102	Countrywide Home Loans, Series 2006-HYB5C, Class 2A1#‡‡	(AAA, Aaa)	09/20/36	5.924	103,367
901	Fannie Mae Pool #313409‡‡	(AAA, Aaa)	03/01/12	6.500	917,192
384	Fannie Mae Pool #545162^^	(AAA, Aaa)	12/01/13	6.500	392,129
27	Fannie Mae Pool #633075	(AAA, Aaa)	02/01/32	5.570	26,783
211	Fannie Mae Pool #651933#‡‡	(AAA, Aaa)	07/01/32	5.071	213,953
1,166	Fannie Mae Pool #675346#‡‡	(AAA, Aaa)	12/01/32	4.510	1,164,997
750	Fannie Mae Pool #703707#‡‡	(AAA, Aaa)	02/01/33	4.369	755,110
875	Fannie Mae Pool #735196#^^	(AAA, Aaa)	11/01/34	4.003	863,779
700	Farmer Mac Global Notes‡‡	(AAA, Aaa)	07/29/08	4.250	690,928
135	Federal Home Loan Mortgage Corp., Series 2474, Class NE‡‡	(AAA, Aaa)	07/15/17	5.000	133,898
1,000	FNMA TBA	(AAA, Aaa)	10/01/36	6.500	1,018,437
455	FNMA TBA	(AAA, Aaa)	10/02/36	6.000	456,991
315	Freddie Mac Pool #789806#^^	(AAA, Aaa)	09/01/32	5.059	315,243

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

MORTGAGE BACKED SECURITIES
$250	Freddie Mac, Series MTN, Notes (Callable 10/28/06 @ $100.00)‡‡	(AAA, Aaa)	01/28/08	5.000	$249,407
512	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1#‡‡	(AAA, Aaa)	06/10/38	5.560	516,010
605	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B, Subordinated Bonds‡‡	(AAA, Aaa)	04/15/29	6.703	612,806
550	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A#‡‡	(AAA, Aaa)	03/19/37	5.570	551,236
413	JPMorgan Alternative Loan Trust, Series A2 Class1A1#‡‡	(AAA, Aaa)	01/25/36	5.590	412,634
852	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB9, Class A1#‡‡	(AAA, Aaa)	06/12/41	3.475	828,771
526	JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1#‡‡	(AAA, Aaa)	06/25/36	5.852	530,753
271	Master Adjustable Rate Mortgages Trust, Series 2003-1, Class 2A1#‡‡	(AAA, Aaa)	12/25/32	4.650	268,972
572	Washington Mutual, Series 2005-AR7, Class A1#	(AAA, Aaa)	08/25/35	4.927	565,241
TOTAL MORTGAGE BACKED SECURITIES (Cost $14,297,785)					14,185,939

FOREIGN BOND (0.2%)
Telecommunications (0.2%)
100	Intelsat, Ltd., Global Senior Notes (Bermuda) (Cost $95,787)	(B, Caa1)	11/01/08	5.250	96,500

SHORT-TERM INVESTMENTS (2.7%)
$500	Liberty Harbour CDO, Inc.		10/06/06	5.306	499,632
500	Mica Funding LLC		10/03/06	5.304	499,853
50	United States Treasury Bills		11/09/06	5.012	49,732
TOTAL SHORT-TERM INVESTMENTS (Cost $1,049,217)					1,049,217

TOTAL INVESTMENTS AT VALUE (103.1%) (Cost $39,753,307)					39,433,082

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.1%)					(1,202,911)

NET ASSETS (100.0%)					$38,230,171

OPEN FUTURES CONTRACTS

					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation/
Futures Contracts	Contracts	Date	Amount	Value	(Depreciation)
U.S. Treasury 2 Year Notes Futures	83	12/29/06	$16,934,960	$16,973,500	$38,540

U.S. Treasury 5 Year Notes Futures	(46)	12/29/06	(4,822,250)	(4,853,719)	(31,469)

U.S. Treasury 10 Year Notes Futures	(20)	12/19/06	(2,140,537)	(2,161,250)	(20,713)
			(6,962,787)	(7,014,969)	(52,182)

			$9,972,173	$9,958,531	$(13,642)

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Notes

MTNA = Medium Term Note Series A

NR = Not Rated

TBA = To Be Announced

†              Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡              Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2006, these securities amounted to a value of $512,250 or 1.3% of net assets.

‡‡            Collateral segregated for futures contracts.

^^            Collateral segregated for TBA securities.

#              Variable rate obligations – The interest rate shown is the rate as of September 30, 2006.

+              Step Bond — The interest stated is as of September 30, 2006 and will reset at a future date.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $39,753,307, $82,998, $(403,223) and $(320,225), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SHORT DURATION BOND FUND

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 21, 2006